23. Equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Profit for the year	R$ 3,367,517	R$ 2,835,068	R$ 2,519,310
(-) Legal reserve - 5%	168,376	141,755	125,965
Distribution of earnings	3,199,141	2,693,313	2,393,345
Minimum mandatory dividend - 25%	R$ 799,785	R$ 673,328	R$ 598,336
Dividend per share and per ADS	R$ 1.17012	R$ 0.9851	R$ 0.87539